Restricted Cash	12 Months Ended
Mar. 31, 2014
Text Block [Abstract]
Restricted Cash
6.	RESTRICTED CASH

As of March 31, 2014 and 2013, time deposits of RMB24,943,500 (equivalent to US$4,013,565) and RMB90,640,000 (equivalent to US$14,592,289) respectively were deposited with and pledged to banks to secure credit facilities granted to the Company, including revolving bank loans.